Shareholder Report, Average Annual Return (Details) 194065_Innovator Equity Defined Protection ETF - 1 Yr November_TF_TSR Annual {TF}	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator Equity Defined Protection ETF® - 1 Yr November
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator Equity Defined Protection ETF - 1 Yr November NAV
Average Annual Return, Percent	6.75%	6.75%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	21.45%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent	19.89%	19.89%